FAIR VALUE MEASUREMENTS (Details 1) - Fair Value, Inputs, Level 3 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($)
Balance at January 1, 2016	$ (2,337)
Payment of MV Earn Out liability	233
Adjustment due to change in the forecast of earn-out consideration	1,674
Adjustment due to time change value	(57)
Balance at December 31, 2016	$ (487)